PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	$ 8,809,881	$ 6,357,556
Less: accumulated depreciation and amortization	(5,322,264)	(4,290,431)
Net book value	3,487,617	2,067,125
Depreciation and amortization	1,125,032	858,408	$ 816,686
Machinery and laboratory equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	5,252,399	4,150,822
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	1,152,743	915,208
Electronic equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	1,863,956	962,684
Furniture and tools
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	81,467	106,492
Vehicles
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	87,680	126,764
Computer software
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	$ 371,636	$ 95,586